ACCRUED EXPENSES AND OTHER (Tables)	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Components of Accrued Expenses and Other

	September 30, 2013	December 31, 2012
Sales returns and allowances	$69.8	$87.0
Advertising and promotional costs	42.7	38.6
Compensation and related benefits	40.1	56.4
Taxes	17.5	15.5
Interest	7.4	13.7
Restructuring reserve	7.2	19.2
Other	40.1	34.3

	$224.8	$264.7

	December 31,
	2012	2011
Sales returns and allowances	$87.0	$85.4
Advertising and promotional costs	38.6	32.2
Compensation and related benefits	56.4	52.0
Restructuring costs	19.2	0.6
Interest	13.7	15.1
Taxes	15.5	15.6
Other	34.3	29.1

	$264.7	$230.0